Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash flows from operating activities
Net Income	$ 17,309	$ 9,952	$ 20,632
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation	2,770	3,811	3,052
Amortization of debt issuance costs	1,579	1,018	545
Accretion of debt discount	1,126	958	776
Provision for (benefit from) deferred taxes	424	(267)	(904)
Depreciation and amortization	911	913	454
Net change in unrealized depreciation (appreciation) on investments	554	(27)	885
(Income) loss from equity method investments	(274)	93	12,578
Reclassification of cumulative dividends paid on forfeited restricted stock units to compensation and benefits expense	668	0	0
Other non-cash amounts	(13)	169	0
Changes in operating assets and liabilities:
Management fees receivable	(2,084)	3,542	(999)
Performance fees receivable	1,974	(2,443)	3,055
Distributions of income received from equity method investments	629	1,475	0
Other assets	1,674	(1,617)	(4,915)
Accounts payable, accrued expenses and other liabilities	(12,249)	(1,682)	(11,096)
Net cash provided by operating activities	12,563	15,895	24,063
Cash flows from investing activities
Purchases of fixed assets	(73)	(1,935)	(795)
Capital contributions to equity method investments	(322)	(279)	(1,074)
Distributions received from equity method investment	172	203	496
Purchases of investments	(34,980)	(16,815)	0
Net cash used in investing activities	(35,203)	(18,826)	(1,373)
Cash flows from financing activities
Repayments of loans payable	(44,800)	(50,513)	(1,250)
Proceeds from issuance of senior unsecured debt	69,108	52,588	0
Capital contributions from redeemable non-controlling interests	23,000	17,022	0
Distributions to members and non-controlling interests	(29,968)	(23,656)	(32,744)
Debt issuance costs	(2,868)	(2,916)	0
Dividends paid	(5,766)	(5,521)	(4,113)
Repurchases of Class A common stock	(3,589)	(1,198)	(101)
Payments for taxes related to net share settlement of equity awards	(713)	0
Net cash provided by (used in) financing activities	4,404	(14,194)	(38,208)
Net decrease in cash, cash equivalents and restricted cash equivalents	(18,236)	(17,125)	(15,518)
Cash, cash equivalents and restricted cash equivalents, beginning of year	54,563	71,688	87,206
Cash, cash equivalents and restricted cash equivalents, end of year	36,327	54,563	71,688
Cash and cash equivalents	36,327	49,666	71,688
Restricted cash equivalents	0	4,897	0
Supplemental cash flow information
Interest paid	8,664	7,992	6,576
Income taxes paid	933	2,085	4,982
Reclassification of redeemable non-controlling interest (Note 14)	0	12,155	0
Fixed assets	0	2,293	0
Issuance of non-controlling interest, at fair value	0	192	0
Change in fair value of available-for-sale securities, net of income tax benefit	10,306	0	0
Accounting Standards Update 2016-09 [Member]
Supplemental cash flow information
Deferred tax asset impact on cumulative effect of accounting change due to the adoption of ASU 2016-09 (Note 2)	118	0	0
MOF I LP [Member]
Supplemental cash flow information
Investment in MOF LP attributed to deconsolidation	0	0	1,768
MOF II LP [Member]
Supplemental cash flow information
Investment in MOF LP attributed to deconsolidation	0	0	10,474
Consolidated Subsidiaries [Member]
Changes in operating assets and liabilities:
Other assets	(665)	0	0
Investments of consolidated fund	(2,005)	0	0
Other liabilities of consolidated fund	$ 235	$ 0	$ 0